Stock Based Compensation (Details 4) - Restricted stock units - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Number of RSUs
Balance at October 1	1,094,351
Granted	615,000	705,311
Vested and settled	(483,913)
Forfeitures	(481)	(2,263)
Issued in connection with PSU exchange		391,303
Balance at September 30	1,224,957	1,094,351
Weighted Average Grant Date Fair Value
Balance at October 1	$ 28.61
Granted	2.11	28.31
Vested and settled	29.05
Forfeitures	29.05	13.78
Issued in connection with PSU exchange		29.05
Balance at September 30	$ 15.13	$ 28.61